Equity Award Plans - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Balance beginning of the period (shares)	9,587,515	8,352,659
Options granted (shares)	549,236	2,319,385
Restricted stock units granted (shares)	2,354,793	1,042,000
Options forfeited (shares)	(517,255)	(653,434)
Options exercised (shares)	(305,863)	(431,095)
Balance end of the period (shares)	9,313,633	9,587,515	8,352,659
Weighted- Average Exercise Price
Balance beginning of the period (in dollars per share)	$ 10.13	$ 7.72
Options granted (in dollars per share)	20.05	17.42
Options forfeited (in dollars per share)	14.58	10.10
Options exercised (in dollars per share)	5.32	2.53
Balance end of the period (in dollars per share)	$ 10.63	$ 10.13	$ 7.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Shares available for grant (shares)	3,732,143	155,368	833,319
Additional shares authorized (shares)	5,926,134	2,030,000
Restricted stock units forfeited (shares)	37,415
Options vested and expected to vest at end of period (shares)	9,313,633
Options vested and exercisable at end of period (shares)	5,675,785
Options vested and expected to vest at end of period (in dollars per share)	$ 10.63
Options vested and exercisable at end of period (in dollars per share)	$ 8.40
Balance, Weighted-Average Remaining Contractual Life (Years)	7 years 2 months 12 days	8 years	8 years 4 months 24 days
Options vested and expected to vest at end of period, Weighted-Average Remaining Contractual Life (Years)	7 years 2 months 12 days
Options vested and exercisable, Weighted Average-Remaining Contractual Life (Years)	6 years 6 months
Balance, Aggregate Intrinsic Value	$ 198,012	$ 61,865	$ 93,575
Options vested and expected to vest at end of period, Aggregate Intrinsic Value	198,012
Options vested and exercisable at end of period, Aggregate Intrinsic Value	$ 133,316